LEASE - ROU assets and lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ROU assets and lease liabilities
Right-of-use assets	¥ 45,393	¥ 55,471
Operating lease, right-of-use asset, statement of financial position [Extensible List]	Other non-current assets	Other non-current assets
Operating lease liabilities-current	¥ 29,143	¥ 30,704
Operating lease, liability, current, statement of financial position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating lease liabilities-non current	¥ 11,853	¥ 21,664
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	Other long-term liabilities	Other long-term liabilities
Weighted-average remaining lease term	1 year 7 months 6 days	1 year 11 months 12 days
Weighted-average discount rate	4.06%	4.65%